GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending February 29, 2004 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

MFS Series Trust I
MFS Strategic Growth Fund
File No. 811-04777
Form N-CSRS
Filed via EDGAR and accepted on May 5, 2004
Accession No. 0000950156-04-000128


Oppenheimer Capital Appreciation Fund (Class A shares)
File No. 811-03105
Form N-CSRS
Filed via EDGAR and accepted on April 27, 2004
Accession No. 0000935069-04-000631